CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (443)	$ 106	$ 155	$ 630	$ 1,257	$ 1,649	$ 650
Other comprehensive income (loss) net of income taxes:
Foreign currency translation adjustment	10	7	(4)	32	42	(18)	(25)
Change in unrealized gains (losses), net of reclassification adjustment	(362)	(33)	(1,670)	502	690	(274)	(939)
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	68	17	202	60	100	34	35
Total other comprehensive income (loss), net of income taxes	(284)	(9)	(1,472)	594	832	(258)	(929)
Comprehensive income (loss)	(727)	97	(1,317)	1,224	2,089	1,391	(279)
Less: Comprehensive (income) loss attributable to noncontrolling interest	(54)	(99)	(288)	(297)	(442)	(381)	(311)
Comprehensive income (loss) attributable to Holdings	$ (781)	$ (2)	$ (1,605)	$ 927	$ 1,647	$ 1,010	$ (590)